As filed with the Securities and Exchange Commission

on January 5, 2018

Securities Act File No. 333-214796

Investment Company Act File No. 811-23214

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No. 7	☒

(Check appropriate box or boxes)

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

Registrant’s Telephone Number, Including Area Code:

William Rhind

GraniteShares ETF Trust

30 Vesey Street, 9th Floor

New York, New York 10007

(Name and Address of Agent for Service)

Copy to:
W. Thomas Conner, Esq.

Vedder Price P.C.

1633 Broadway, 31st Floor

New York, New York 10019

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized,, in the City of New York, and State of New York on this 5th day of January, 2018.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ William Rhind	Trustee, President (Principal Executive Officer) and Chief Financial Officer (Principal Financial and Accounting Officer)	January 5, 2018

/s/ Seddik Meziani*	Independent Trustee	January 5, 2018

/s/ Steven Smyser*	Independent Trustee	January 5, 2018

*By: /s/ Benoit Autier

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-214796 and 811-23214 (filed December 18, 2017).

Date: January 5, 2018

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase